4. Changes in accounting practices and disclosures (Details 2)	12 Months Ended
Dec. 31, 2019
Standard One
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New standards, amendments and interpretations to existing standards that are not yet effective	IFRS 17 - Insurance Contracts. Description: Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will supersede IFRS 4 Insurance Contracts. Impact: The Company does not expect effects from adopting this standard.	[1]
Standard Two
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New standards, amendments and interpretations to existing standards that are not yet effective	Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture. Description: Clarify situations involving the sale or contribution of assets between an investor and its associates or joint venture. Impact: The Company is assessing the impacts and effects of the amendments, however, it does not expect material effects from adopting this standard.	[2]
Standard Three
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New standards, amendments and interpretations to existing standards that are not yet effective	Amendments to IFRS 3 - Definition of a Business. Description: Clarify that even though businesses normally present outputs (“products”), products are not necessary for an integrated set of activities and assets to qualify as businesses. To be considered as a business, an acquired set of activities and assets must include at least one input and a substantive process that together contribute significantly to the ability to create products. Impact: The Company does not expect effects from adopting this amendment.	[3]
Standard Four
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New standards, amendments and interpretations to existing standards that are not yet effective	Amendments to IAS 1 and IAS 8 - Definition of Material. Description: The purpose of the amendments is to facilitate the understanding of the definition of material in IAS 1 and not to change the underlying concept of materiality in the IFRS Standards. The concept of “hidden” material information by immaterial information was included as part of the new definition. Impact: The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.	[3]

[1]	Effective for annual periods beginning on or after January 1, 2021.
[2]	The effective date for these amendments was deferred indefinitely.
[3]	Effective for annual periods beginning on or after January 1, 2020.